Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

December 31, 2020
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	13,095,780	177,246	13,273,026

December 31, 2021
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	12,081,868	199,680	12,281,548